UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2013

Shares	Description (1)	Value
Common Stocks – 100.5% (5)
Aerospace & Defense – 1.2%
15,279	Boeing Company	$ 1,311,702
16,032	Honeywell International Inc.	1,208,011
18,715	United Technologies Corporation	1,748,542
Total Aerospace & Defense	4,268,255
Air Freight & Logistics – 0.6%
23,585	United Parcel Service, Inc., Class B	2,025,952
Airlines – 0.2%
12,008	Delta Air Lines, Inc., (2)	198,252
26,363	Southwest Airlines Co.	355,373
Total Airlines	553,625
Auto Components – 0.0%
10,102	American Axle and Manufacturing Holdings Inc., (2)	137,892
Automobiles – 0.4%
59,240	Ford Motor Company	779,006
14,597	Harley-Davidson, Inc.	778,020
Total Automobiles	1,557,026
Beverages – 1.4%
56,899	Coca-Cola Company	2,300,996
15,729	Monster Beverage Corporation, (2)	750,902
25,502	PepsiCo, Inc.	2,017,463
Total Beverages	5,069,361
Biotechnology – 4.2%
80,965	Amgen Inc.	8,299,722
55,390	Celgene Corporation, (2)	6,420,255
Total Biotechnology	14,719,977
Capital Markets – 1.0%
32,441	Bank of New York Company, Inc.	908,024
62,652	Charles Schwab Corporation	1,108,314
1,581	Goldman Sachs Group, Inc.	232,644
30,105	Morgan Stanley	661,708
17,346	Waddell & Reed Financial, Inc., Class A	759,408
Total Capital Markets	3,670,098
Chemicals – 1.2%
973	CF Industries Holdings, Inc.	185,230
45,174	Dow Chemical Company	1,438,340
25,684	E.I. Du Pont de Nemours and Company	1,262,625
10,514	Monsanto Company	1,110,594
4,219	Mosaic Company	251,495
Total Chemicals	4,248,284
Commercial Banks – 1.6%
56,406	U.S. Bancorp	1,913,856
95,589	Wells Fargo & Company	3,535,837
Total Commercial Banks	5,449,693
Commercial Services & Supplies – 0.0%
10,378	R.R. Donnelley & Sons Company	125,055
Communications Equipment – 4.9%
6,820	Aviat Networks Inc., (2)	22,983
399,665	Cisco Systems, Inc.	8,356,995
131,018	QUALCOMM, Inc.	8,771,655
Total Communications Equipment	17,151,633
Computers & Peripherals – 8.4%
63,545	Apple, Inc.	28,126,923
28,119	EMC Corporation, (2)	671,763
19,045	Hewlett-Packard Company	454,033
1,485	Western Digital Corporation	74,666
Total Computers & Peripherals	29,327,385
Consumer Finance – 0.4%
8,310	American Express Company	560,593
6,671	Capital One Financial Corporation	366,571
27,215	SLM Corporation	557,363
Total Consumer Finance	1,484,527
Containers & Packaging – 0.3%
19,780	Packaging Corp. of America	887,529
4,824	Sonoco Products Company	168,792
Total Containers & Packaging	1,056,321
Distributors – 0.1%
3,449	Genuine Parts Company	269,022
Diversified Consumer Services – 0.1%
4,119	ITT Educational Services, Inc., (2)	56,760
21,475	Service Corporation International	359,277
Total Diversified Consumer Services	416,037
Diversified Financial Services – 2.1%
149,582	Bank of America Corporation	1,821,909
39,530	Citigroup Inc.	1,748,807
19,235	CME Group, Inc.	1,180,837
39,922	JPMorgan Chase & Co.	1,894,698
13,902	Moody’s Corporation	741,255
Total Diversified Financial Services	7,387,506
Diversified Telecommunication Services – 1.8%
93,269	AT&T Inc.	3,422,040
1	Frontier Communications Corporation	4
59,414	Verizon Communications Inc.	2,920,198
Total Diversified Telecommunication Services	6,342,242
Electric Utilities – 1.8%
30,093	Duke Energy Corporation	2,184,451
48,358	Great Plains Energy Incorporated	1,121,422
19,953	OGE Energy Corp.	1,396,311
28,722	Pinnacle West Capital Corporation	1,662,717
Total Electric Utilities	6,364,901
Electrical Equipment – 2.2%
33,441	Eaton PLC	2,048,261
28,532	Emerson Electric Company	1,594,083
11,238	Hubbell Incorporated, Class B	1,091,322
14,091	Rockwell Automation, Inc.	1,216,758
13,012	Roper Industries Inc.	1,656,558
Total Electrical Equipment	7,606,982
Electronic Equipment & Instruments – 0.5%
17,200	Amphenol Corporation, Class A	1,283,980
39,646	Corning Incorporated	528,481
Total Electronic Equipment & Instruments	1,812,461
Energy Equipment & Services – 1.4%
23,374	Cameron International Corporation, (2)	1,523,985
9,396	Diamond Offshore Drilling, Inc.	653,586
29,446	Halliburton Company	1,189,913
18,594	Schlumberger Limited	1,392,505
Total Energy Equipment & Services	4,759,989
Food & Staples Retailing – 1.8%
33,338	CVS Caremark Corporation	1,833,257
27,808	Kroger Co.	921,557
23,214	Walgreen Co.	1,106,844
31,613	Wal-Mart Stores, Inc.	2,365,601
Total Food & Staples Retailing	6,227,259
Food Products – 1.0%
10,080	Archer-Daniels-Midland Company	339,998
15,863	Kraft Foods Inc., Class A	817,420
72,807	Mondelez International Inc.	2,228,622
Total Food Products	3,386,040
Gas Utilities – 0.4%
21,576	AGL Resources Inc.	905,113
15,026	Piedmont Natural Gas Company	494,055
Total Gas Utilities	1,399,168
Health Care Equipment & Supplies – 1.6%
41,688	Abbott Laboratories	1,472,420
16,835	Baxter International, Inc.	1,222,894
9,327	CareFusion Corporation, (2)	326,352
5,822	Covidien PLC	394,964
12,334	Hill Rom Holdings Inc.	434,403
11,631	Medtronic, Inc.	546,192
11,540	Saint Jude Medical Inc.	466,678
8,617	Zimmer Holdings, Inc.	648,171
Total Health Care Equipment & Supplies	5,512,074
Health Care Providers & Services – 1.6%
13,759	Brookdale Senior Living Inc., (2)	383,601
23,480	Cardinal Health, Inc.	977,238
1,520	McKesson HBOC Inc.	164,099
11,450	Omnicare, Inc.	466,244
12,175	Tenet Healthcare Corporation, (2)	579,287
19,406	UnitedHealth Group Incorporated	1,110,217
20,106	Universal Health Services, Inc., Class B	1,284,170
8,528	Wellpoint Inc.	564,809
Total Health Care Providers & Services	5,529,665
Hotels, Restaurants & Leisure – 1.9%
20,714	Carnival Corporation	710,490
17,543	International Game Technology	289,460
25,719	McDonald’s Corporation	2,563,927
26,474	Starwood Hotels & Resorts Worldwide, Inc.	1,687,188
84,855	The Wendy’s Company	481,128
19,573	Tim Hortons Inc.	1,063,205
Total Hotels, Restaurants & Leisure	6,795,398
Household Durables – 0.8%
41,536	KB Home	904,239
36,936	Newell Rubbermaid Inc.	964,030
7,376	Whirlpool Corporation	873,761
Total Household Durables	2,742,030
Household Products – 0.7%
32,355	Procter & Gamble Company	2,493,276
Industrial Conglomerates – 1.1%
9,403	3M Co.	999,633
13,006	Danaher Corporation	808,323
82,528	General Electric Company	1,908,047
Total Industrial Conglomerates	3,716,003
Insurance – 1.7%
12,439	American International Group, (2)	482,882
824	Arch Capital Group Limited, (2)	43,318
3,641	Berkshire Hathaway Inc., Class B, (2)	379,392
26,516	Fidelity National Title Group Inc., Class A	668,999
24,192	Marsh & McLennan Companies, Inc.	918,570
24,982	Prudential Financial, Inc.	1,473,688
23,650	Travelers Companies, Inc.	1,991,094
Total Insurance	5,957,943
Internet & Catalog Retail – 2.9%
36,595	Amazon.com, Inc., (2)	9,752,202
10,391	HSN, Inc.	570,050
Total Internet & Catalog Retail	10,322,252
Internet Software & Services – 7.6%
30,462	Akamai Technologies, Inc., (2)	1,075,004
2,017	AOL Inc.	77,634
16,544	Baidu.com, Inc., Sponsored ADR, (2)	1,450,909
115,993	eBay Inc., (2)	6,289,140
19,080	Google Inc., Class A, (2)	15,150,092
20,300	IAC/InterActiveCorp.	907,004
69,658	Yahoo! Inc., (2)	1,639,053
Total Internet Software & Services	26,588,836
IT Services – 3.2%
46,267	Automatic Data Processing, Inc.	3,008,280
23,280	Fidelity National Information Services	922,354
8,158	Global Payments Inc.	405,126
14,822	Infosys Technologies Limited, Sponsored ADR	799,054
10,431	International Business Machines Corporation (IBM)	2,224,932
12,871	Lender Processing Services Inc.	327,696
58,743	Paychex, Inc.	2,060,117
7,718	Visa Inc., Class A	1,310,825
Total IT Services	11,058,384
Life Sciences Tools & Services – 0.2%
15,384	Agilent Technologies, Inc.	645,666
Machinery – 1.3%
15,082	Caterpillar Inc.	1,311,682
7,028	Deere & Company	604,267
22,531	Graco Inc.	1,307,474
16,187	SPX Corporation	1,278,126
Total Machinery	4,501,549
Media – 4.8%
23,415	CBS Corporation, Class B	1,093,246
153,751	Comcast Corporation, Special Class A	6,091,615
52,989	DIRECTV Group, Inc., (2)	2,999,707
2,751	Liberty Media Corporation, (2)	307,094
51,552	News Corporation, Class B	1,585,740
20,124	Omnicom Group, Inc.	1,185,304
2,751	Starz, (2)	60,935
6,011	Time Warner Cable, Class A	577,417
21,163	Time Warner Inc.	1,219,412
30,876	Walt Disney Company	1,753,757
Total Media	16,874,227
Metals & Mining – 0.3%
4,949	AngloGold Ashanti Limited, Sponsored ADR	116,549
7,972	Cliffs Natural Resources Inc.	151,548
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR	246,055
5,432	Freeport-McMoRan Copper & Gold, Inc.	179,799
1,736	Newmont Mining Corporation	72,721
7,686	United States Steel Corporation	149,877
Total Metals & Mining	916,549
Multiline Retail – 0.6%
10,865	Family Dollar Stores, Inc.	641,578
4,575	J.C. Penney Company, Inc.	69,128
4,511	Kohl’s Corporation	208,092
25,836	Macy’s, Inc.	1,080,978
Total Multiline Retail	1,999,776
Multi-Utilities – 0.3%
21,316	Integrys Energy Group, Inc.	1,239,739
Oil, Gas & Consumable Fuels – 4.2%
1,231	Anadarko Petroleum Corporation	107,651
4,671	Cabot Oil & Gas Corporation	315,806
36,527	Chevron Corporation	4,340,138
39,706	ConocoPhillips	2,386,331
59,547	Exxon Mobil Corporation	5,365,780
1,606	Marathon Oil Corporation	54,154
6,095	Occidental Petroleum Corporation	477,665
22,649	Phillips 66	1,584,751
2,785	Royal Dutch Shell PLC, Class A, Sponsored ADR	181,471
Total Oil, Gas & Consumable Fuels	14,813,747
Paper & Forest Products – 0.3%
21,984	International Paper Company	1,024,015
Pharmaceuticals – 4.6%
38,938	AbbVie Inc.	1,587,892
13,538	Allergan, Inc.	1,511,247
66,851	Bristol-Myers Squibb Company	2,753,593
7,517	Eli Lilly and Company	426,890
13,675	Forest Laboratories, Inc., (2)	520,197
7,458	GlaxoSmithKline PLC, Sponsored ADR	349,855
35,898	Johnson & Johnson	2,926,764
73,080	Merck & Company Inc.	3,232,328
4,647	Novartis AG, Sponsored ADR	331,052
82,836	Pfizer Inc.	2,390,647
Total Pharmaceuticals	16,030,465
Professional Services – 0.6%
18,950	Manpower Inc.	1,074,844
30,314	Robert Half International Inc.	1,137,684
Total Professional Services	2,212,528
Real Estate Investment Trust – 1.2%
18,413	Apartment Investment & Management Company, Class A	564,543
28,958	CubeSmart	457,536
4,590	Developers Diversified Realty Corporation	79,958
40,126	Senior Housing Properties Trust	1,076,581
25,511	Ventas Inc.	1,867,405
Total Real Estate Investment Trust	4,046,023
Road & Rail – 0.2%
23,916	CSX Corporation	589,051
Semiconductors & Equipment – 5.3%
54,140	Advanced Micro Devices, Inc., (2)	138,057
49,030	Altera Corporation	1,739,094
25,698	Analog Devices, Inc.	1,194,700
65,680	Applied Materials, Inc.	885,366
93,518	Atmel Corporation, (2)	650,885
48,224	Broadcom Corporation, Class A	1,671,926
4,697	Cree, Inc., (2)	256,973
1,090	Cymer, Inc., (2)	104,749
11,761	Cypress Semiconductor Corporation	129,724
28,948	Fairchild Semiconductor International Inc., Class A, (2)	409,325
17,789	Integrated Device Technology, Inc., (2)	132,884
363,454	Intel Corporation	7,941,470
2,596	Intersil Holding Corporation, Class A	22,611
8,733	Lam Research Corporation, (2)	362,070
45,919	Linear Technology Corporation	1,761,912
35,700	LSI Logic Corporation, (2)	242,046
5,819	MEMC Electronic Materials, (2)	25,604
76,193	NVIDIA Corporation	976,794
2,774	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	47,685
Total Semiconductors & Equipment	18,693,875
Software – 10.6%
162,397	Activision Blizzard Inc.	2,366,124
56,823	Adobe Systems Incorporated, (2)	2,472,369
39,771	Autodesk, Inc., (2)	1,640,156
65,185	CA Inc.	1,640,706
33,659	Cadence Design Systems, Inc., (2)	468,870
609,327	Microsoft Corporation	17,432,845
339,826	Oracle Corporation	10,989,973
Total Software	37,011,043
Specialty Retail – 2.3%
1,126	Best Buy Co., Inc.	24,941
16,073	Gap, Inc.	568,984
31,200	Home Depot, Inc.	2,177,136
32,217	Limited Brands, Inc.	1,438,809
35,867	Lowe’s Companies, Inc.	1,360,077
814	Orchard Supply Hardware Stores Corporation, (2)	3,223
28,032	TJX Companies, Inc.	1,310,496
32,475	Urban Outfitters, Inc., (2)	1,258,082
Total Specialty Retail	8,141,748
Textiles, Apparel & Luxury Goods – 0.2%
14,587	Coach, Inc.	729,204
Thrifts & Mortgage Finance – 0.0%
1,712	Tree.com Inc.	31,655
Tobacco – 1.2%
34,008	Altria Group, Inc.	1,169,535
32,805	Philip Morris International	3,041,352
Total Tobacco	4,210,887
Wireless Telecommunication Services – 0.2%
9,319	Crown Castle International Corporation, (2)	648,975
Total Common Stocks (cost $206,774,317)	351,893,274

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.0%
$ 13,996	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $13,995,788, collateralized by $14,260,000 U.S. Treasury Notes, 0.625%, due 9/30/17, value $14,279,322	0.010%	4/01/13	$ 13,995,772
Total Short-Term Investments (cost $13,995,772)	13,995,772
Total Investments (cost $220,770,089) – 104.5%	365,889,046
Other Assets Less Liabilities – (4.5)% (3)	(15,736,972)
Net Assets – 100%	$ 350,152,074

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
Call Options Written – (2.5)%
(781)	MINI-Nasdaq-100 Index	$ (21,477,500)	4/20/13	$ 275.0	$ (618,943)
(1,548)	MINI-Nasdaq-100 Index	(42,957,000)	4/20/13	277.5	(905,580)
(1,558)	MINI-Nasdaq-100 Index	(43,624,000)	4/20/13	280.0	(587,366)
(769)	MINI-Nasdaq-100 Index	(21,339,750)	5/18/13	277.5	(582,518)
(746)	MINI-Nasdaq-100 Index	(20,888,000)	5/18/13	280.0	(389,785)
(745)	MINI-Nasdaq-100 Index	(21,046,250)	5/18/13	282.5	(348,287)
(262)	S&P 500 Index	(39,300,000)	4/20/13	1,500.0	(1,839,240)
(135)	S&P 500 Index	(20,587,500)	4/20/13	1,525.0	(645,975)
(230)	S&P 500 Index	(35,650,000)	4/20/13	1,550.0	(633,650)
(137)	S&P 500 Index	(20,892,500)	5/18/13	1,525.0	(746,650)
(146)	S&P 500 Index	(22,411,000)	5/18/13	1,535.0	(683,280)
(204)	S&P 500 Index	(31,620,000)	5/18/13	1,550.0	(730,320)
(7,261)	Total Call Options Written (premiums received $7,123,093)	$ (341,793,500)	$ (8,711,594)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 351,893,274	$ –	$ –	$ 351,893,274
Short-Term Investments:
Repurchase Agreements	–	13,995,772	–	13,995,772
Derivatives:
Call Options Written	(8,711,594)	–	–	(8,711,594)
Total	$ 343,181,680	$ 13,995,772	$ –	$ 357,177,452

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $220,770,854.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 147,403,885
Depreciation	(2,285,693)

Net unrealized appreciation (depreciation) of investments	$ 145,118,192

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013